Fees and Expenses - Kingsbarn Tactical Bond ETF	Mar. 28, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors purchasing shares on a national securities exchange, national securities association, or over-the-counter trading system where shares may trade from time to time (each, a “secondary market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table and example set forth below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fee(1)	1.25%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	None
Acquired Fund Fees and Expenses	0.11%
Total Annual Fund Operating Expenses	1.36%
Less Fee Waivers and/or Expense Reimbursements	(0.30%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.06%

(1)	Kingsbarn Capital Management, LLC (the “Adviser”) has contractually agreed to waive its management fee to an annual rate of 0.95% of the average daily net assets of the Fund until March 31, 2026 and the Adviser may not terminate this arrangement prior to that date.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive a portion of its management fee is reflected in the example shown below for the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Name of Fund	1 Year	3 Years	5 Years	10 Years
Kingsbarn Tactical Bond ETF	$111	$404	$719	$1,612

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended November 30, 2024, the Fund’s portfolio turnover rate was 0.00% of the average value of the portfolio.

Portfolio Turnover, Rate	none